Note 14 - Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Three months ended March 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(10,219)	$(26,265)
Denominator:
Weighted average common shares outstanding- Basic	6,352,835	5,528,862
Weighted average common shares outstanding- Diluted	6,352,835	5,528,862

Net loss per share attributable to common stockholders - Basic and Diluted	$(1.61)	$(4.75)

Due to net losses for the three months ended March 31, 2024 and 2023, basic and diluted net loss per share were the same, as the effect of all potentially dilutive securities would have been anti-dilutive. The following table sets forth the anti-dilutive common share equivalents for the periods listed:

	Three months ended March 31, 2024
	2024	2023
Common stock options issued and outstanding	205,910	681,584
Unvested restricted stock units	494,216	625,786
Warrants	319,443	319,443
Common Stock Purchase Agreement	842,180	990,681
Conversion of convertible notes	—	569,328
ESPP	33,655	67,586
Total	1,895,404	3,254,408

14.	NET LOSS PER SHARE

The following table sets forth the basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Twelve months ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(87,126)	$(98,714)
Denominator:
Weighted average common shares outstanding- Basic	5,827,721	5,245,624
Dilutive effect of potential common shares	—	—
Weighted average common shares outstanding- Diluted	5,827,721	5,245,624

Net loss per share attributable to common stockholders - Basic and Diluted	$(14.95)	$(18.82)

Due to net losses for the years ended December 31, 2023 and 2022, basic and diluted net loss per share were the same, as the effect of all potentially dilutive securities would have been anti-dilutive. The following table sets forth the anti-dilutive common share equivalents for the periods listed:

	Twelve months ended December 31,
	2023	2022
Warrants	319,443	319,443
Common stock options issued and outstanding	289,015	846,451
Unvested restricted stock units	652,453	425,703
Conversion of convertible notes	—	543,120
ESPP	23,816	66,666
Total	1,284,727	2,201,383